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                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                       SUPPLEMENT DATED SEPTEMBER 19, 2011
                       TO THE PROSPECTUS DATED MAY 1, 2011

This supplement describes changes to the availability of certain optional living benefit riders that will be effective for Marquis Portfolios(sm) variable annuity contracts issued in Oregon by MetLife Investors USA Insurance Company ("we," "us," or "our"). These changes are effective for contracts issued based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center on and after October 10, 2011.

IN ORDER TO RECEIVE THE CURRENT VERSIONS OF THESE OPTIONAL BENEFITS, YOUR APPLICATION AND NECESSARY INFORMATION MUST BE RECEIVED BY OUR METLIFE ANNUITY SERVICE CENTER, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON OCTOBER 7, 2011.

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 842-9325 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

I.   LIFETIME WITHDRAWAL GUARANTEE I (LWG I) NO LONGER AVAILABLE

The LWG I optional benefit will no longer be available for purchase, effective for applications and necessary information that we receive in good order at our MetLife Annuity Service Center after the close of the New York Stock Exchange on October 7, 2011.

II.  PRINCIPAL GUARANTEE NO LONGER AVAILABLE

The Principal Guarantee optional benefit will no longer be available for purchase, effective for applications and necessary information that we receive in good order at our MetLife Annuity Service Center after the close of the New York Stock Exchange on October 7, 2011.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Distributor: MetLife Investors Distribution Company      Telephone: 800-842-9325
5 Park Plaza, Suite 1900, Irvine, CA 92614

                                                                 SUPP-MQ.OR.0911

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                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                       SUPPLEMENT DATED SEPTEMBER 19, 2011
                       TO THE PROSPECTUS DATED MAY 1, 2011

This supplement describes changes to the availability of certain optional living and death benefit riders that will be effective for Marquis Portfolios(sm) variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). If approved in your state, these changes are effective for contracts issued based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center on and after October 10, 2011.

IN ORDER TO RECEIVE THE CURRENT VERSIONS OF THESE OPTIONAL BENEFITS, YOUR APPLICATION AND NECESSARY INFORMATION MUST BE RECEIVED BY OUR METLIFE ANNUITY SERVICE CENTER, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON OCTOBER 7, 2011.

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 842-9325 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

I. ENHANCED DEATH BENEFIT II ("EDB II") MAY ONLY BE ELECTED IF YOU HAVE ELECTED THE GUARANTEED MINIMUM INCOME BENEFIT PLUS III (GMIB PLUS III)

In states where Enhanced Death Benefit II is available for purchase, the following restriction applies to contracts issued based on applications and necessary paperwork that we receive in good order at our MetLife Annuity Service Center on and after October 10, 2011:

     . The Enhanced Death Benefit II rider may only be elected if you have elected the GMIB Plus III rider.

You should understand that by electing both GMIB Plus III and the Enhanced Death Benefit II, you will be paying for and receiving both an income benefit and a death benefit and the cost of the combined riders will be higher than the cost of either a GMIB rider or other available death benefit riders individually. Please note that other standard or optional death benefit riders are available under this contract that are not required to be purchased in combination with the GMIB Plus III rider.

You should also understand that once GMIB annuity payments begin under GMIB Plus III, the Enhanced Death Benefit II rider will be terminated.

                                                                  SUPP-MQUSA0911

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II.  LIFETIME WITHDRAWAL GUARANTEE II (LWG II) NO LONGER AVAILABLE

The LWG II optional benefit will no longer be available for purchase, effective for applications and necessary information that we receive in good order at our MetLife Annuity Service Center after the close of the New York Stock Exchange on October 7, 2011.

III. LIFETIME WITHDRAWAL GUARANTEE I (LWG I) NO LONGER AVAILABLE

The LWG I optional benefit will no longer be available for purchase, effective for applications and necessary information that we receive in good order at our MetLife Annuity Service Center after the close of the New York Stock Exchange on October 7, 2011.

IV.  PRINCIPAL GUARANTEE NO LONGER AVAILABLE

The Principal Guarantee optional benefit will no longer be available for purchase, effective for applications and necessary information that we receive in good order at our MetLife Annuity Service Center after the close of the New York Stock Exchange on October 7, 2011.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Distributor: MetLife Investors Distribution Company      Telephone: 800-842-9325
5 Park Plaza, Suite 1900, Irvine, CA 92614

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